Financial Instruments Risks - Financial Assets and Liabilities Expected to be Collected or Paid Twelve Months After the Closing Date (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Loans and advances	$ 219,396,127	$ 201,714,290
Debt securities	1,683,443,548	48,990,253
Other financial assets	7,576,707	15,392,699
Total	1,910,416,382	266,097,242
Financial liabilities
Other financial liabilities	5,915,713	8,398,830
Bank loans	2,388,669	5,019,080
Debt securities issued	0	195,952
Deposits	77,673	49,113
Total	$ 8,382,055	$ 13,662,975